Business Transactions - MARA Project, Ownership Percentages (Details)	Dec. 17, 2020	Mar. 19, 2019
Alumbrera
Disclosure of detailed information about business combination [line items]
Total Ownership Interest for Entity	100.00%
Yamana | Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		12.50%
Glencore | Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		50.00%
Newmont | Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		37.50%
Maximum | Alumbrera
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	20.00%
Agua Rica
Disclosure of detailed information about business combination [line items]
Total Ownership Interest for Entity		100.00%
Agua Rica | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
MARA Project
Disclosure of detailed information about business combination [line items]
Total Ownership Interest for Entity	100.00%
MARA Project | Yamana
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	56.25%
MARA Project | Glencore
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
MARA Project | Newmont
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	18.75%